Equity Index Portfolio
Schedule of Investments (unaudited)
As of September 30, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Communication Services (8.8%)
*	Alphabet Inc. Class A	1,353,024	177,057
*	Meta Platforms Inc. Class A	506,834	152,157
*	Alphabet Inc. Class C	1,150,805	151,734
	Comcast Corp. Class A	938,526	41,614
*	Netflix Inc.	101,055	38,158
*	Walt Disney Co.	417,257	33,819
	Verizon Communications Inc.	958,690	31,071
	AT&T Inc.	1,630,295	24,487
*	T-Mobile US Inc.	118,043	16,532
	Activision Blizzard Inc.	163,129	15,274
*	Charter Communications Inc. Class A	23,210	10,208
	Electronic Arts Inc.	56,210	6,768
*	Warner Bros Discovery Inc.	505,412	5,489
*	Take-Two Interactive Software Inc.	36,015	5,056
	Omnicom Group Inc.	45,053	3,356
*	Live Nation Entertainment Inc.	32,330	2,685
	Interpublic Group of Cos. Inc.	88,005	2,522
*	Match Group Inc.	63,419	2,484
	Fox Corp. Class A	56,965	1,777
	News Corp. Class A	87,110	1,747
	Paramount Global Class B	109,997	1,419
	Fox Corp. Class B	31,050	897
	News Corp. Class B	26,124	545
			726,856
Consumer Discretionary (10.6%)
*	Amazon.com Inc.	2,070,506	263,203
*	Tesla Inc.	629,701	157,564
	Home Depot Inc.	229,265	69,275
	McDonald's Corp.	166,182	43,779
	Lowe's Cos. Inc.	133,626	27,773
	NIKE Inc. Class B	279,356	26,712
*	Booking Holdings Inc.	8,139	25,100
	Starbucks Corp.	261,196	23,839
	TJX Cos. Inc.	262,062	23,292
*	Airbnb Inc. Class A	97,228	13,341
*	O'Reilly Automotive Inc.	13,774	12,519
*	Chipotle Mexican Grill Inc. Class A	6,291	11,524
	Marriott International Inc. Class A	57,132	11,230
	Ford Motor Co.	896,504	11,135
*	AutoZone Inc.	4,140	10,516
	General Motors Co.	313,760	10,345

		Shares	Market Value ($000)
	Hilton Worldwide Holdings Inc.	59,637	8,956
	Ross Stores Inc.	77,680	8,774
	Yum! Brands Inc.	63,900	7,984
	DR Horton Inc.	69,423	7,461
	Lennar Corp. Class A	56,684	6,362
*	Aptiv plc	64,488	6,358
	eBay Inc.	121,355	5,350
	Tractor Supply Co.	24,812	5,038
*	Royal Caribbean Cruises Ltd.	53,749	4,952
	Genuine Parts Co.	31,988	4,618
*	Ulta Beauty Inc.	11,357	4,536
*	NVR Inc.	744	4,437
	Darden Restaurants Inc.	27,619	3,956
	PulteGroup Inc.	50,036	3,705
	Garmin Ltd.	34,912	3,673
	Las Vegas Sands Corp.	75,053	3,440
*	Expedia Group Inc.	31,438	3,240
	Pool Corp.	8,906	3,171
*	Carnival Corp.	229,304	3,146
	Best Buy Co. Inc.	44,401	3,084
	Domino's Pizza Inc.	8,004	3,032
	LKQ Corp.	61,040	3,022
*	CarMax Inc.	36,070	2,551
	MGM Resorts International	64,033	2,354
*	Caesars Entertainment Inc.	49,035	2,273
	BorgWarner Inc.	53,745	2,170
	Wynn Resorts Ltd.	22,089	2,041
	Hasbro Inc.	29,865	1,975
*	Etsy Inc.	28,027	1,810
	Bath & Body Works Inc.	52,008	1,758
	Whirlpool Corp.	12,551	1,678
*	Norwegian Cruise Line Holdings Ltd.	97,251	1,603
	Tapestry Inc.	52,777	1,517
	VF Corp.	75,544	1,335
	Ralph Lauren Corp. Class A	9,211	1,069
*	Mohawk Industries Inc.	12,068	1,036
	Lennar Corp. Class B	1,025	105
			874,717
Consumer Staples (6.5%)
	Procter & Gamble Co.	537,558	78,408
	Costco Wholesale Corp.	101,054	57,091
	PepsiCo Inc.	313,915	53,190
	Walmart Inc.	325,453	52,050
	Coca-Cola Co.	887,489	49,682
	Philip Morris International Inc.	354,004	32,774
	Mondelez International Inc. Class A	310,224	21,530
	Altria Group Inc.	404,676	17,017
	Colgate-Palmolive Co.	188,549	13,408
	Target Corp.	105,257	11,638
	Kimberly-Clark Corp.	77,058	9,312
	Constellation Brands Inc. Class A	36,786	9,245
	Archer-Daniels-Midland Co.	122,256	9,221
*	Monster Beverage Corp.	169,619	8,981
	General Mills Inc.	133,436	8,539
	Kenvue Inc.	393,009	7,892
	Estee Lauder Cos. Inc. Class A	52,880	7,644
	Sysco Corp.	115,191	7,608
	Keurig Dr Pepper Inc.	229,416	7,243

		Shares	Market Value ($000)
	Hershey Co.	34,170	6,837
	Kroger Co.	150,582	6,739
	Kraft Heinz Co.	181,867	6,118
	Dollar General Corp.	50,003	5,290
	Church & Dwight Co. Inc.	56,115	5,142
*	Dollar Tree Inc.	47,747	5,083
	McCormick & Co. Inc. (Non-Voting)	57,314	4,335
	Bunge Ltd.	34,378	3,721
	Clorox Co.	28,239	3,701
	Walgreens Boots Alliance Inc.	163,611	3,639
	Kellogg Co.	60,097	3,576
	Tyson Foods Inc. Class A	65,160	3,290
	Lamb Weston Holdings Inc.	33,241	3,073
	Conagra Brands Inc.	108,805	2,983
	J M Smucker Co.	23,291	2,863
	Molson Coors Beverage Co. Class B	42,342	2,692
	Hormel Foods Corp.	65,947	2,508
	Brown-Forman Corp. Class B	41,689	2,405
	Campbell Soup Co.	44,876	1,843
			538,311
Energy (4.7%)
	Exxon Mobil Corp.	912,878	107,336
	Chevron Corp.	404,591	68,222
	ConocoPhillips	273,071	32,714
	Schlumberger NV	324,089	18,894
	EOG Resources Inc.	132,776	16,831
	Marathon Petroleum Corp.	91,180	13,799
	Pioneer Natural Resources Co.	53,163	12,204
	Phillips 66	101,542	12,200
	Valero Energy Corp.	80,528	11,412
	Occidental Petroleum Corp.	151,301	9,816
	Hess Corp.	63,019	9,642
	Williams Cos. Inc.	277,361	9,344
	ONEOK Inc.	132,793	8,423
	Halliburton Co.	204,914	8,299
	Baker Hughes Co. Class A	230,228	8,132
	Kinder Morgan Inc.	441,968	7,328
	Devon Energy Corp.	146,098	6,969
	Diamondback Energy Inc.	40,775	6,315
	Coterra Energy Inc.	173,028	4,680
	Targa Resources Corp.	51,019	4,373
	Marathon Oil Corp.	138,148	3,696
	EQT Corp.	82,506	3,348
	APA Corp.	69,967	2,876
			386,853
Financials (12.8%)
*	Berkshire Hathaway Inc. Class B	415,868	145,679
	JPMorgan Chase & Co.	662,699	96,105
	Visa Inc. Class A	366,410	84,278
	Mastercard Inc. Class A	189,734	75,118
	Bank of America Corp.	1,576,518	43,165
	Wells Fargo & Co.	834,350	34,092
	S&P Global Inc.	74,204	27,115
	Goldman Sachs Group Inc.	75,180	24,326
	Morgan Stanley	290,951	23,762
	Marsh & McLennan Cos. Inc.	112,645	21,436
	BlackRock Inc.	32,004	20,690

		Shares	Market Value ($000)
	American Express Co.	132,673	19,793
	Chubb Ltd.	93,669	19,500
	Charles Schwab Corp.	339,094	18,616
	Progressive Corp.	133,483	18,594
	Citigroup Inc.	439,139	18,062
	Blackstone Inc.	161,855	17,341
	CME Group Inc.	82,035	16,425
*	Fiserv Inc.	139,018	15,703
	Aon plc Class A	46,264	15,000
*	PayPal Holdings Inc.	250,401	14,638
	Intercontinental Exchange Inc.	130,513	14,359
	US Bancorp	355,064	11,738
	Moody's Corp.	35,988	11,378
	Arthur J Gallagher & Co.	49,149	11,203
	PNC Financial Services Group Inc.	90,819	11,150
	American International Group Inc.	162,362	9,839
	Aflac Inc.	123,285	9,462
	MSCI Inc. Class A	18,036	9,254
	MetLife Inc.	144,069	9,063
	Truist Financial Corp.	303,758	8,691
	Travelers Cos. Inc.	52,214	8,527
	Capital One Financial Corp.	86,990	8,442
	Prudential Financial Inc.	82,793	7,856
	Ameriprise Financial Inc.	23,404	7,716
	Bank of New York Mellon Corp.	177,605	7,575
	Fidelity National Information Services Inc.	135,112	7,468
	Global Payments Inc.	59,293	6,842
*	Arch Capital Group Ltd.	84,944	6,771
	Allstate Corp.	59,655	6,646
	T. Rowe Price Group Inc.	51,150	5,364
	Willis Towers Watson plc	23,906	4,995
	Hartford Financial Services Group Inc.	69,757	4,946
	Discover Financial Services	56,999	4,938
	State Street Corp.	72,669	4,866
	M&T Bank Corp.	37,769	4,776
*	FleetCor Technologies Inc.	16,859	4,305
	Raymond James Financial Inc.	42,864	4,305
	Fifth Third Bancorp	155,483	3,938
	FactSet Research Systems Inc.	8,700	3,804
	Cboe Global Markets Inc.	24,064	3,759
	Nasdaq Inc.	77,293	3,756
	Brown & Brown Inc.	53,729	3,752
	Regions Financial Corp.	214,335	3,687
	Everest Group Ltd.	9,901	3,680
	Principal Financial Group Inc.	50,724	3,656
	Cincinnati Financial Corp.	35,724	3,654
	Huntington Bancshares Inc.	329,630	3,428
	Northern Trust Corp.	47,216	3,281
	W R Berkley Corp.	46,417	2,947
	Synchrony Financial	95,385	2,916
	Citizens Financial Group Inc.	107,749	2,888
	Loews Corp.	42,210	2,672
	Jack Henry & Associates Inc.	16,608	2,510
	KeyCorp	212,942	2,291
	Globe Life Inc.	19,843	2,158
	MarketAxess Holdings Inc.	8,562	1,829
	Assurant Inc.	12,037	1,728
	Franklin Resources Inc.	64,791	1,593

		Shares	Market Value ($000)
	Invesco Ltd.	102,355	1,486
	Comerica Inc.	30,128	1,252
	Zions Bancorp NA	33,798	1,179
			1,049,757
Health Care (13.3%)
	UnitedHealth Group Inc.	211,233	106,502
	Eli Lilly & Co.	181,841	97,672
	Johnson & Johnson	549,123	85,526
	AbbVie Inc.	402,501	59,997
	Merck & Co. Inc.	578,664	59,573
	Thermo Fisher Scientific Inc.	88,012	44,549
	Pfizer Inc.	1,287,513	42,707
	Abbott Laboratories	395,729	38,326
	Danaher Corp.	149,852	37,178
	Amgen Inc.	121,981	32,784
	Bristol-Myers Squibb Co.	476,406	27,651
	Medtronic plc	303,555	23,787
*	Intuitive Surgical Inc.	80,130	23,421
	Elevance Health Inc.	53,737	23,398
	Gilead Sciences Inc.	284,144	21,294
	Stryker Corp.	77,078	21,063
*	Vertex Pharmaceuticals Inc.	58,843	20,462
	CVS Health Corp.	292,889	20,449
*	Regeneron Pharmaceuticals Inc.	24,341	20,032
	Cigna Group	67,495	19,308
	Zoetis Inc. Class A	104,975	18,264
*	Boston Scientific Corp.	333,902	17,630
	Becton Dickinson & Co.	66,156	17,103
	Humana Inc.	28,255	13,747
	McKesson Corp.	30,762	13,377
	HCA Healthcare Inc.	45,898	11,290
*	Edwards Lifesciences Corp.	138,679	9,608
*	Centene Corp.	123,479	8,505
*	Biogen Inc.	33,027	8,488
*	IDEXX Laboratories Inc.	18,932	8,278
*	Dexcom Inc.	88,453	8,253
*	IQVIA Holdings Inc.	41,760	8,216
*	Moderna Inc.	75,510	7,799
	Agilent Technologies Inc.	67,358	7,532
	Cencora Inc.	38,015	6,842
	West Pharmaceutical Services Inc.	16,843	6,320
	GE HealthCare Technologies Inc.	89,163	6,067
*	Mettler-Toledo International Inc.	4,987	5,526
	Zimmer Biomet Holdings Inc.	47,683	5,351
	Cardinal Health Inc.	57,997	5,035
	ResMed Inc.	33,494	4,953
*	Align Technology Inc.	16,217	4,951
*	Illumina Inc.	36,046	4,948
	STERIS plc	22,497	4,936
*	Molina Healthcare Inc.	13,312	4,365
	Baxter International Inc.	115,584	4,362
	Laboratory Corp. of America Holdings	20,235	4,068
*	Hologic Inc.	55,859	3,877
*	Waters Corp.	13,476	3,695
	Cooper Cos. Inc.	11,295	3,592
	Revvity Inc.	28,314	3,134
	Quest Diagnostics Inc.	25,557	3,114
	Viatris Inc.	273,389	2,696

		Shares	Market Value ($000)
*	Insulet Corp.	15,914	2,538
*	Incyte Corp.	42,455	2,453
	Bio-Techne Corp.	35,868	2,442
*	Charles River Laboratories International Inc.	11,735	2,300
*	Henry Schein Inc.	29,780	2,211
	Teleflex Inc.	10,698	2,101
*	Catalent Inc.	40,939	1,864
	Universal Health Services Inc. Class B	14,172	1,782
*	Bio-Rad Laboratories Inc. Class A	4,763	1,707
	DENTSPLY SIRONA Inc.	48,246	1,648
*	DaVita Inc.	12,285	1,161
	Organon & Co.	58,165	1,010
			1,094,818
Industrials (8.3%)
	Caterpillar Inc.	116,334	31,759
	Union Pacific Corp.	138,981	28,301
	Honeywell International Inc.	151,409	27,971
	General Electric Co.	248,202	27,439
	United Parcel Service Inc. Class B	164,944	25,710
*	Boeing Co.	129,307	24,786
	RTX Corp.	331,926	23,889
	Deere & Co.	62,180	23,465
	Automatic Data Processing Inc.	93,953	22,603
	Lockheed Martin Corp.	51,111	20,902
	Eaton Corp. plc	90,986	19,405
	Illinois Tool Works Inc.	62,751	14,452
	Northrop Grumman Corp.	32,433	14,277
	CSX Corp.	457,539	14,069
	FedEx Corp.	52,770	13,980
	Waste Management Inc.	84,056	12,813
	Emerson Electric Co.	130,315	12,584
	3M Co.	125,881	11,785
	General Dynamics Corp.	51,681	11,420
	Parker-Hannifin Corp.	29,259	11,397
*	TransDigm Group Inc.	12,586	10,612
	Trane Technologies plc	52,071	10,566
	Carrier Global Corp.	190,955	10,541
	Norfolk Southern Corp.	51,769	10,195
	PACCAR Inc.	119,221	10,136
	Cintas Corp.	19,722	9,486
*	Copart Inc.	198,169	8,539
	Paychex Inc.	73,186	8,441
	Old Dominion Freight Line Inc.	20,434	8,360
	Johnson Controls International plc	155,152	8,256
	Verisk Analytics Inc. Class A	33,048	7,807
	AMETEK Inc.	52,594	7,771
	Otis Worldwide Corp.	93,895	7,541
	L3Harris Technologies Inc.	43,132	7,510
	Rockwell Automation Inc.	26,191	7,487
	Cummins Inc.	32,301	7,379
	Fastenal Co.	130,287	7,119
	WW Grainger Inc.	10,149	7,021
	United Rentals Inc.	15,574	6,924
	Republic Services Inc. Class A	46,888	6,682
	Quanta Services Inc.	33,114	6,195
	Fortive Corp.	80,274	5,953
	Ingersoll Rand Inc.	92,221	5,876
	Delta Air Lines Inc.	146,572	5,423

		Shares	Market Value ($000)
	Equifax Inc.	27,944	5,119
	Xylem Inc.	54,915	4,999
	Broadridge Financial Solutions Inc.	26,945	4,824
	Dover Corp.	31,943	4,456
	Westinghouse Air Brake Technologies Corp.	40,847	4,341
	Howmet Aerospace Inc.	89,328	4,131
	Jacobs Solutions Inc.	28,724	3,921
	Expeditors International of Washington Inc.	33,734	3,867
	Southwest Airlines Co.	135,911	3,679
	IDEX Corp.	17,251	3,589
	Textron Inc.	45,196	3,532
	JB Hunt Transport Services Inc.	18,622	3,511
*	Axon Enterprise Inc.	15,999	3,184
*	United Airlines Holdings Inc.	74,875	3,167
	Snap-on Inc.	12,074	3,080
	Stanley Black & Decker Inc.	34,939	2,920
	Paycom Software Inc.	11,235	2,913
	Leidos Holdings Inc.	31,272	2,882
	Nordson Corp.	12,347	2,755
	Masco Corp.	51,321	2,743
	Pentair plc	37,572	2,433
*	Ceridian HCM Holding Inc.	35,544	2,412
	Rollins Inc.	64,028	2,390
	CH Robinson Worldwide Inc.	26,501	2,283
	Allegion plc	20,005	2,085
*	American Airlines Group Inc.	148,607	1,904
	A O Smith Corp.	28,309	1,872
	Huntington Ingalls Industries Inc.	9,065	1,854
	Robert Half Inc.	24,434	1,791
*	Generac Holdings Inc.	14,259	1,554
*	Alaska Air Group Inc.	28,837	1,069
			680,087
Information Technology (27.4%)
	Apple Inc.	3,351,301	573,776
	Microsoft Corp.	1,694,271	534,966
	NVIDIA Corp.	563,256	245,011
	Broadcom Inc.	94,108	78,164
*	Adobe Inc.	103,940	52,999
	Cisco Systems Inc.	929,276	49,958
*	Salesforce Inc.	222,109	45,039
	Accenture plc Class A	143,847	44,177
	Oracle Corp.	358,994	38,025
*	Advanced Micro Devices Inc.	368,437	37,883
	Intel Corp.	955,028	33,951
	Texas Instruments Inc.	207,045	32,922
	Intuit Inc.	63,864	32,631
	International Business Machines Corp.	207,744	29,146
	QUALCOMM Inc.	254,488	28,263
	Applied Materials Inc.	191,495	26,512
*	ServiceNow Inc.	46,520	26,003
	Analog Devices Inc.	114,340	20,020
	Lam Research Corp.	30,397	19,052
	Micron Technology Inc.	249,772	16,992
*	Palo Alto Networks Inc.	69,747	16,351
*	Synopsys Inc.	34,697	15,925
*	Cadence Design Systems Inc.	61,977	14,521
	KLA Corp.	31,178	14,300
	Roper Technologies Inc.	24,331	11,783

		Shares	Market Value ($000)
	NXP Semiconductors NV	58,789	11,753
	Amphenol Corp. Class A	135,979	11,421
*	Arista Networks Inc.	57,195	10,520
	Motorola Solutions Inc.	38,090	10,370
*	Autodesk Inc.	48,736	10,084
	Microchip Technology Inc.	124,130	9,688
*	ON Semiconductor Corp.	98,408	9,147
	TE Connectivity Ltd.	71,595	8,844
*	Fortinet Inc.	148,638	8,722
	Cognizant Technology Solutions Corp. Class A	115,173	7,802
*	Gartner Inc.	17,978	6,177
	CDW Corp.	30,572	6,168
*	ANSYS Inc.	19,813	5,895
*	Keysight Technologies Inc.	40,733	5,389
	Corning Inc.	174,900	5,329
	Hewlett Packard Enterprise Co.	294,624	5,118
	HP Inc.	197,647	5,079
	Monolithic Power Systems Inc.	10,896	5,034
*	Fair Isaac Corp.	5,669	4,924
*	Teledyne Technologies Inc.	10,741	4,389
*	VeriSign Inc.	20,465	4,145
*	First Solar Inc.	24,362	3,937
*	PTC Inc.	27,094	3,839
*	Enphase Energy Inc.	31,094	3,736
*	Tyler Technologies Inc.	9,610	3,711
*	Akamai Technologies Inc.	34,668	3,694
	NetApp Inc.	48,100	3,650
	Skyworks Solutions Inc.	36,332	3,582
	Teradyne Inc.	35,123	3,528
*	EPAM Systems Inc.	13,208	3,377
*	Western Digital Corp.	72,947	3,329
*	Trimble Inc.	56,495	3,043
	Seagate Technology Holdings plc	43,884	2,894
*	Zebra Technologies Corp. Class A	11,710	2,770
	Gen Digital Inc.	128,324	2,269
*	F5 Inc.	13,528	2,180
*	Qorvo Inc.	22,328	2,132
	Juniper Networks Inc.	73,151	2,033
*	SolarEdge Technologies Inc.	12,918	1,673
*	DXC Technology Co.	46,818	975
			2,250,720
Materials (2.4%)
	Linde plc	111,271	41,432
	Air Products and Chemicals Inc.	50,660	14,357
	Sherwin-Williams Co.	53,951	13,760
	Freeport-McMoRan Inc.	326,933	12,191
	Ecolab Inc.	57,850	9,800
	Nucor Corp.	56,719	8,868
	Corteva Inc.	161,865	8,281
	Dow Inc.	160,344	8,267
	DuPont de Nemours Inc.	104,694	7,809
	PPG Industries Inc.	53,712	6,972
	Newmont Corp.	181,230	6,696
	Vulcan Materials Co.	30,307	6,123
	Martin Marietta Materials Inc.	14,099	5,787
	LyondellBasell Industries NV Class A	58,413	5,532
	Albemarle Corp.	26,724	4,544
	International Flavors & Fragrances Inc.	58,268	3,972

		Shares	Market Value ($000)
	Steel Dynamics Inc.	35,509	3,807
	CF Industries Holdings Inc.	44,006	3,773
	Ball Corp.	71,833	3,576
	Avery Dennison Corp.	18,327	3,348
	Packaging Corp. of America	20,513	3,150
	Amcor plc	335,681	3,075
	Celanese Corp. Class A	22,812	2,863
	International Paper Co.	78,971	2,801
	Mosaic Co.	75,731	2,696
	Westrock Co.	58,178	2,083
	Eastman Chemical Co.	27,054	2,076
	FMC Corp.	28,444	1,905
	Sealed Air Corp.	33,019	1,085
			200,629
Real Estate (2.4%)
	Prologis Inc.	210,679	23,640
	American Tower Corp.	106,304	17,482
	Equinix Inc.	21,337	15,496
	Welltower Inc.	118,295	9,691
	Public Storage	36,086	9,509
	Crown Castle Inc.	98,897	9,102
	Digital Realty Trust Inc.	69,033	8,354
	Realty Income Corp.	161,610	8,071
	Simon Property Group Inc.	74,618	8,061
*	CoStar Group Inc.	93,119	7,160
	VICI Properties Inc. Class A	231,085	6,725
	Extra Space Storage Inc.	48,164	5,856
	AvalonBay Communities Inc.	32,368	5,559
*	CBRE Group Inc. Class A	70,662	5,219
	Weyerhaeuser Co.	166,639	5,109
	SBA Communications Corp. Class A	24,683	4,941
	Equity Residential	78,647	4,617
	Invitation Homes Inc.	131,166	4,157
	Iron Mountain Inc.	66,578	3,958
	Ventas Inc.	91,770	3,866
	Alexandria Real Estate Equities Inc.	35,514	3,555
	Mid-America Apartment Communities Inc.	26,629	3,426
	Essex Property Trust Inc.	14,646	3,106
	Host Hotels & Resorts Inc.	162,052	2,604
	Kimco Realty Corp.	141,284	2,485
	UDR Inc.	69,142	2,466
	Camden Property Trust	24,323	2,300
	Healthpeak Properties Inc.	124,630	2,288
	Regency Centers Corp.	37,537	2,231
	Boston Properties Inc.	32,979	1,962
	Federal Realty Investment Trust	16,800	1,523
			194,519
Utilities (2.4%)
	NextEra Energy Inc.	461,469	26,438
	Southern Co.	248,652	16,093
	Duke Energy Corp.	175,724	15,509
	Sempra	143,489	9,762
	American Electric Power Co. Inc.	117,447	8,834
	Exelon Corp.	226,916	8,575
	Dominion Energy Inc.	190,807	8,523
	Constellation Energy Corp.	73,334	7,999
*	PG&E Corp.	476,875	7,692

			Shares	Market Value ($000)
		Xcel Energy Inc.	125,914	7,205
		Consolidated Edison Inc.	78,637	6,726
		Public Service Enterprise Group Inc.	113,796	6,476
		WEC Energy Group Inc.	71,910	5,792
		Edison International	87,316	5,526
		American Water Works Co. Inc.	44,380	5,496
		DTE Energy Co.	46,931	4,659
		Eversource Energy	79,723	4,636
		Ameren Corp.	60,004	4,490
		Entergy Corp.	48,300	4,468
		FirstEnergy Corp.	117,650	4,021
		PPL Corp.	168,347	3,966
		CenterPoint Energy Inc.	144,090	3,869
		Atmos Energy Corp.	33,849	3,586
		CMS Energy Corp.	66,571	3,536
		Alliant Energy Corp.	57,649	2,793
		Evergy Inc.	52,365	2,655
		NiSource Inc.	94,076	2,322
		AES Corp.	152,594	2,319
		NRG Energy Inc.	52,254	2,013
		Pinnacle West Capital Corp.	25,751	1,897
				197,876
Total Common Stocks (Cost $4,607,046)				8,195,143
		Coupon
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[1]	Vanguard Market Liquidity Fund (Cost $25,311)	5.391%	253,132	25,311
Total Investments (99.9%) (Cost $4,632,357)				8,220,454
Other Assets and Liabilities—Net (0.1%)				6,310
Net Assets (100%)				8,226,764
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2023	146	31,576	(1,260)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2023, 100% of the market value of the portfolio's investments and derivatives was determined based on Level 1 inputs.